RETIREMENT BENEFITS AND ASSETS HELD IN TRUST Schedule of Net Defined Benefit Cost Components (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2	$ 2	$ 6	$ 6	$ 6
Interest cost	1	1	4	4	4
Expected return on plan assets	(1)	(1)	(4)	(4)	(3)
Net cost	2	2	7	10	11
Other Postretirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	8	7	8
Interest cost	1	1	3	3	3
Expected return on plan assets	(1)	(1)	(2)	(2)	(2)
Net cost	$ 2	$ 2	$ 9	$ 8	$ 10